Convertible Senior Notes - Summary of Carying Amount of the Convertible Notes (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Liability component:
Principal	$ 6,812	¥ 46,983	¥ 53,848
Net carrying amount	6,785	46,797	53,625
Lqiyi Two Thousand Twenty Three Convertible Notes And Two Thousand Twenty Five Convertible Notes And Two Thousand Twenty Six Convertible Notes Collectively [Member]
Liability component:
Principal	2,608	17,986	13,403
Less: unamortized debt discount	17	112	751
Net carrying amount	2,591	17,874	12,652
Equity component:
Carrying amount	$ 52	¥ 360	¥ 1,793